Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Master Trust [Line Items]
EBP, Master Trust
The Master Trust investments and the Entergy Savings Plan IX's interest in the net assets of the Master Trust investments as of December 31, 2025 are as follows:

	Master Trust Balances	Entergy Savings Plan IX's interest in Master Trust Balances

Investments at fair value
Money market accounts	$7,992,157	$943
Common stock*	490,869,721	269,004
Common trust funds	4,053,955,347	16,057,433
Brokerage accounts	65,861,469	9,364
Total investments at fair value	4,618,678,694	16,336,744

Fully benefit- responsive investment contracts at contract value	325,106,396	39,039

Total investments	$4,943,785,090	$16,375,783

The Master Trust investments and the Entergy Savings Plan IX's interest in the net assets of the Master Trust investments as of December 31, 2024 are as follows:

	Master Trust Balances	Entergy Savings Plan IX's interest in Master Trust Balances

Investments at fair value
Money market accounts	$12,508,330	$510
Common stock*	418,306,585	120,063
Common trust funds	3,619,444,179	7,221,388
Brokerage accounts	49,523,086	135
Total investments at fair value	4,099,782,180	7,342,096

Fully benefit- responsive investment contracts at contract value	356,246,782	14,653

Total investments	$4,456,028,962	$7,356,749

*The common stock consists entirely of Entergy Corporation common stock.
Investment income in the Master Trust for the year ended December 31, 2025 is summarized as follows:

Investment income:
Dividends	$22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$693,767,050